Inventories (Tables)	6 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Finished goods	$2,411,316	$1,960,063
Raw materials	3,542,010	3,920,818

	$5,953,326	$5,880,881